INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2017
INVENTORIES [Abstract]
Schedule of Inventories
	2016	2017
	December 31	June 30
	RMB	RMB
Raw materials	943,958,480	1,077,459,660
Work-in-progress	809,571,580	742,038,265
Finished goods	2,719,984,637	3,384,894,319
Total	4,473,514,697	5,204,392,244